Stock-based compensation - Restricted share units (Details) - RSU	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item
Stock-based compensation
Number of shares awarded	69,102	69,217
Stock-based compensation expense	$ 605,000	$ 162,000
Total unrecognized non-cash stock-based compensation expense relating to unvested RSUs granted	$ 1,048,000	669,000
Unrecognized non-cash stock-based compensation expected to recognize over a weighted average period (in years)	1 year 9 months 18 days
Value of the stock unit liability	$ 776,000	$ 162,000